Shareholder Report, Holdings (Details)_1	Jun. 30, 2024
Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Berkshire Hathway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Advisor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Shares | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Advisor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%